Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information

NOTE 19 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of Franklin Financial Network, Inc. follows:

CONDENSED BALANCE SHEETS

	December 31,
	2014	2013
ASSETS
Cash and cash equivalents	$496	$718
Investment in banking subsidiaries	121,154	63,881
Investment in and advances to other subsidiaries	—	275
Other assets	300	348

Total assets	$121,950	$65,222

LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$151	$59
Shareholders’ equity	121,799	65,163

Total liabilities and shareholders’ equity	$121,950	$65,222

CONDENSED STATEMENTS OF INCOME

	Years ended December 31,
	2014	2013
Dividends from subsidiaries	$575	$25
Other income	235	170
Other expense	1,499	725

Loss before income tax and undistributed subsidiary income	(689)	(530)

Income tax expense (benefit)	(324)	(175)
Equity in undistributed subsidiary income	8,779	4,916

Net income	$8,414	$4,561

NOTE 19 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2014	2013
Cash flows from operating activities
Net income	$8,414	$4,561
Adjustments:
Equity in undistributed subsidiary income	(8,779)	(4,916)
Excess tax benefit related to the exchange of stock options	(29)	(11)
Stock-based compensation	39	81
Compensation expense related to common stock issued to 401(k) plan	15	10
Loss on disposal of subsidiary	32	—
Change in other assets	77	(74)
Change in other liabilities	92	(53)

Net cash from operating activities	(139)	(402)

Cash flows from investing activities
Investments in subsidiaries	(12,396)	(13,773)
Net cash acquired from acquisition	12,197	—
Net cash from the disposal of subsidiary	205	—

Net cash from investing activities	6	(13,773)

Cash flows from financing activities
Proceeds from exercise of common stock warrants	—	36
Proceeds from exercise of common stock options	265	58
Cash paid for stock option exchange, including tax benefit	—	11
Proceeds from issuance of common stock, net	(514)	14,191
Proceeds from subsidiaries related to issuance of common stock related to 401(k) plan	260	—
Dividends paid on preferred stock	(100)	(109)

Net cash from financing activities	(89)	14,187

Net change in cash and cash equivalents	(222)	12

Beginning cash and cash equivalents	718	706

Ending cash and cash equivalents	$496	$718

Non-cash supplemental information:
Transfers from subsidiary stock based compensation expense to parent company only additional paid-in capital	$572	$430
Fair value of stock and stock options issued related to MidSouth Bank acquisition (See Note 2)	40,976	—